Employee Retirement and Severance Benefits (Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Japan
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	0.50%	0.60%
Assumed rate of increase in future compensation levels	2.60%	2.60%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	0.60%	0.60%	0.70%
Assumed rate of increase in future compensation levels	2.60%	2.60%	2.60%
Expected long-term rate of return on plan assets	3.00%	2.90%	3.10%
Foreign Plans
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	1.60%	2.40%
Assumed rate of increase in future compensation levels	1.00%	1.90%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.40%	2.20%	2.20%
Assumed rate of increase in future compensation levels	1.90%	1.80%	2.10%
Expected long-term rate of return on plan assets	5.20%	4.40%	4.20%